Shareholder Report, Average Annual Return (Details) 215390_M.D. Sass Concentrated Value ETF_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
M.D. Sass Concentrated Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		M.D. Sass Concentrated Value ETF (at NAV)
Average Annual Return, Percent	(2.70%)
Russell 1000 Value Benchmark Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Benchmark Total Return Index
Average Annual Return, Percent	16.47%